Revolving Credit Facility and Term Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Subordinated Debt Convertible and NonConvertible
Term loan	$ 43,193	$ 42,646	$ 41,905
Unamortized debt discount	(4,449)	(4,894)	(1,208)
Term loan, net of discount	38,744	37,752	40,697
Short-term portion of term loan, net of discount	0	0	4,668
Long term portion of term loan, net of discounts	$ 38,744	$ 37,752	$ 36,029